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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                                -----------------

Check here if Amendment [X]; Amendment Number:   2
                                                ----

  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

13F File Number:   28- 2610
                   ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

        /s/ E.J. BIRD                  Greenwich, CT         August 13, 2001
----------------------------         ------------------     ----------------
          (Signature)                  (City, State)              (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                NONE
Form 13F Information Table Entry Total:             23*
Form 13F Information Table Value Total:     $1,308,800*
                                          (in thousands)


* Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F Information Table

Page 1 of 1


   Column 1:          Column 2: Column 3:   Column 4:            Column 5:            Column 6   Column 7:       Column 8:
                                                                                                              Voting Authority
---------------       --------- ---------  -----------  ----------------------------- ----------  -------- ----------------------
                                           Fair Market
                                              Value     Shares or
                       Title of  CUSIP      ----------  Principal                     Investment   Other     (a)      (b)    (c)
 Name of Issuer         Class    Number     (x $1,000)   Amount    SH/PRN    Put/Call Discretion  Managers   Sole    Shared  None
 --------------        -------   ------     ----------  ---------  ------   --------- ----------  -------- --------- ------  ----
Anchor Gaming           Common  033037-10-2    5,537      115,199     SH               DEFINED              115,199
Anchor Gaming           Common  033037-10-2   20,042      417,001     SH                SOLE                417,001
Autozone Inc.           Common  053332-10-2  230,693    7,657,854     SH               DEFINED            7,657,854
Autozone Inc.           Common  053332-10-2  296,793    9,852,046     SH                SOLE              9,852,046
Browning Ferris Inds    Common  115885-10-5    3,155       73,393     SH               DEFINED               73,393
Browning Ferris Inds    Common  115885-10-5   11,486      267,107     SH                SOLE                267,107
Building One Services
 Corp.                  Common  120114-10-3    1,683      121,847     SH               DEFINED              121,847
Building One Services
 Corp.                  Common  120114-10-3    6,122      443,240     SH                SOLE                443,240
Footstar Inc.           Common  344912-10-0   26,594      715,145     SH               DEFINED              715,145
Footstar Inc.           Common  344912-10-0  136,558    3,672,155     SH                SOLE              3,672,155
Georgia Gulf Corp       Common  373200-20-3    6,486      384,372     SH               DEFINED              384,372
Georgia Gulf Corp       Common  373200-20-3   23,070    1,367,128     SH                SOLE              1,367,128
Guess Inc.              Common  401617-10-5    4,397      318,343     SH               DEFINED              318,343
Guess Inc.              Common  401617-10-5   15,994    1,157,957     SH                SOLE              1,157,957
International Game
 Technology             Common  459902-10-2    6,657      359,801     SH               DEFINED              359,801
International Game
 Technology             Common  459902-10-2   24,026    1,298,699     SH                SOLE              1,298,699
Jostens Inc.            Common  481088-10-2    5,078      241,094     SH               DEFINED              241,094
Jostens Inc.            Common  481088-10-2   18,379      872,606     SH                SOLE                872,606
McKesson Corp           Common  581557-10-5  216,024    6,724,510     SH               DEFINED            6,724,510
McKesson Corp           Common  581557-10-5  229,992    7,159,290     SH                SOLE              7,159,290
Philip Morris Cos.
 Inc.                   Common  718154-10-7    1,503       37,406     SH               DEFINED               37,406
Philip Morris Cos.
 Inc.                   Common  718154-10-7    5,425      134,994     SH                SOLE                134,994
PS Group Inc.           Common  693624-10-8   13,106    1,198,270     SH                SOLE              1,198,270


* Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.

Grand Total                                1,308,800